Schedule of Revenue by Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total:	$ 462,906,257	$ 326,540,712
CHINA
Disaggregation of Revenue [Line Items]
Total:	253,195,264	165,187,146
HONG KONG
Disaggregation of Revenue [Line Items]
Total:	171,143,686	147,960,792
MALAYSIA
Disaggregation of Revenue [Line Items]
Total:	26,490,822	4,989,527
SINGAPORE
Disaggregation of Revenue [Line Items]
Total:	4,865,956	4,490,682
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Total:	3,788,750
Other [Member]
Disaggregation of Revenue [Line Items]
Total:	$ 3,421,779	$ 3,912,565